ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 28, 2025	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025	May 04, 2026	Apr. 20, 2026	Mar. 25, 2026
Product Information [Line Items]
Loans payable	$ 32,801,345	$ 35,722,326		$ 33,672,294	$ 32,801,345	$ 700,000	$ 277,778	$ 630,000
Allowance for doubtful accounts receivable	140,000	240,000		170,000	140,000
Inventory valuation reserves	$ 465,000	$ 175,000		$ 175,000	465,000
Description of deferred tax assets and liabilities		The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%. A corresponding offset has been made to the valuation allowance, and any potential other taxes arising due to the Tax Act will result in reductions to the Company’s net operating loss carryforward and valuation allowance. The Company will continue to analyze the Tax Act to assess its full effects on the Company’s financial results, including disclosures, for the Company’s fiscal year ending February 28, 2027, but the Company does not expect the Tax Act to have a material impact on the Company’s consolidated financial statements.		The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%. A corresponding offset has been made to the valuation allowance, and any potential other taxes arising due to the Tax Act will result in reductions to the Company’s net operating loss carryforward and valuation allowance. The Company will continue to analyze the Tax Act to assess its full effects on the Company’s financial results, including disclosures, for the Company’s fiscal year ending February 28, 2026, but the Company does not expect the Tax Act to have a material impact on the Company’s consolidated financial statements.
Incentive Compensation Plan [Member]
Product Information [Line Items]
Payment for stock based compensation warrants		$ 0	$ 0	$ 1,500,000	$ 1,500,000
Two Customer [Member]
Product Information [Line Items]
Percentage of revenue		36.00%		55.00%
One Customer [Member]
Product Information [Line Items]
Percentage of revenue	55.00%		65.00%		55.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		23.00%		31.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable					52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable					53.00%
Controller [Member]
Product Information [Line Items]
Loans additions	$ 28,581,506	$ 32,466,506		$ 32,178,506
Loans percentage	87.00%	91.00%		96.00%	87.00%